LIABILITY TO ISSUE COMMON STOCK	12 Months Ended
Dec. 31, 2024
Liability To Issue Common Stock
LIABILITY TO ISSUE COMMON STOCK

NOTE 8 - LIABILITY TO ISSUE COMMON STOCK

During the 4th quarter 2023, the Company issued 300,000 shares of common stock valued at $10,200, or $0.034 per share and cancelled the 375,000 shares to be issued under an agreement and previously accrued and valued at $46,306 to a consultant by mutual consent. A gain of $41,250 on this cancellation was recorded in general and administrative expense.